Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, notional amount	$ 694,987
Effective date	Aug. 31, 2007
Ending date	Aug. 31, 2017
5.6400% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 694,987
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	$ 438,462
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 438,462
5.9450% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.945%
Derivative, notional amount	$ 243,542
Effective date	Jan. 30, 2014
Ending date	May 31, 2019
5.9450% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 243,542
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	$ 162,400
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 162,400
5.5950% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.595%
Derivative, notional amount	$ 95,500
Effective date	Aug. 28, 2009
Ending date	Aug. 28, 2020
5.5950% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 95,500
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, notional amount	$ 95,500
Effective date	Jul. 03, 2006
Ending date	Feb. 26, 2021
5.2600% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 95,500
5.4975% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.4975%
Derivative, notional amount	$ 47,100
Effective date	Jul. 31, 2012
Ending date	Jul. 31, 2019
5.4975% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 47,100
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, notional amount	$ 24,000
Effective date	Apr. 30, 2007
Ending date	May 29, 2020
5.1700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 24,000
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Effective date	Aug. 31, 2017
Ending date	Nov. 28, 2025
5.8700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 620,390